Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating cash flows from operating leases	$ 1,032	$ 801
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	764	498
Termination of operating leases	$ (24)	$ (44)